Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Beginning Balance	$ 408	$ 408	$ 406
Increase related to prior year tax positions	536	0	2
Increases related to current year tax positions	127	0	0
Ending Balance	$ 1,071	$ 408	$ 408